Income Taxes (Tables)	12 Months Ended
Sep. 30, 2017
Income Taxes
Components of income (loss) before income taxes

Income (loss) from continuing operations before income taxes includes the following components (in thousands):

Years ended September 30,	2017	2016	2015
	(in thousands)
United States	$(70,566)	$(76,136)	$(33,827)
Foreign	59,484	49,699	90,623
Total	$(11,082)	$(26,437)	$56,796

Significant components of the provision for income taxes

Significant components of the provision (benefit) for income taxes from continuing operations are as follows:

Years ended September 30,	2017	2016	2015
	(in thousands)
Current:
Federal	$(4,070)	$(1,679)	$(4,567)
State	878	(618)	617
Foreign	13,869	8,249	20,266
Total current	10,677	5,952	16,316

Deferred:
Federal	2,257	(16,256)	24,834
State	569	(4,333)	4,857
Foreign	1,155	280	619
Total deferred	3,981	(20,309)	30,310
Provision (benefit) for income taxes	$14,658	$(14,357)	$46,626

Reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense

The reconciliation of income tax computed at the U.S. federal statutory tax rate to income tax expense is as follows:

Years ended September 30,	2017	2016	2015
	(in thousands)

Tax expense at U.S. statutory rate	$(3,877)	$(9,252)	$19,875
State income taxes, net of federal tax effect	(923)	(1,754)	(584)
Nondeductible expenses (1)	(169)	7,765	1,487
Change in reserve for tax contingencies	(4,435)	27	(1,192)
Change in deferred tax asset valuation allowance (2)	17,374	(5,382)	40,869
Foreign income taxed at less than statutory rate (3)	9,912	(2,999)	(11,924)
Research and development credits (4)	(3,459)	(2,542)	(1,897)
Other	235	(220)	(8)
Provision (benefit) for income taxes	$14,658	$(14,357)	$46,626

(1) In 2016, we recorded $6.3 million of tax expense related to nondeductible acquisition-related compensation expenses.

(2) In 2017, we recorded $13.1 million of tax expense related to an increase in the valuation allowance related to tax credit carryforwards generated in the current year. In 2016, we recorded a net tax benefit primarily related to a business combination in which we acquired significant U.S. deferred tax liabilities as well as a utilization and subsequent release of the deferred tax valuation allowance in Australia. In 2015, we recorded a full valuation allowance on U.S. net deferred tax assets with a charge to expense of $35.8 million.

(3) In 2017, we provided for deferred taxes on all unremitted foreign earnings, as the earnings are no longer considered permanently reinvested resulting in a charge of $9.5 million.

(4) In both 2016 and 2015, we recorded tax benefits of $1.0 million and $1.2 million, respectively, related to the reinstatement of the research and development tax credit.

Significant components of deferred tax assets and liabilities

Significant components of our deferred tax assets and liabilities are as follows:

September 30,	2017	2016
	(in thousands)

Deferred tax assets:
Accrued employee benefits	$15,863	$12,044
Long-term contracts and inventory valuation reductions	13,974	12,422
Allowances for loss contingencies	4,212	3,786
Deferred compensation	4,830	4,369
Retirement benefits	6,214	12,282
Tax credit carryforwards	31,161	16,512
Net operating losses carryforwards	3,968	12,713
Other	2,509	2,563
Total gross deferred tax assets	82,731	76,691
Valuation allowance	(57,106)	(42,179)
Total deferred tax assets	25,625	34,512

Deferred tax liabilities:
Deferred revenue	(3,729)	(11,192)
Unremitted foreign earnings	(11,910)	(2,347)
Property, plant and equipment	(3,137)	(1,443)
Intangible assets	(9,713)	(16,068)
Foreign currency mark-to-market	—	(191)
Other	(158)	(601)
Total deferred tax liabilities	(28,647)	(31,842)
Net deferred tax asset (liability)	$(3,022)	$2,670

Expiration of tax credit carryforwards

Such credit carryforwards (in thousands) expire as follows:

U.S. foreign tax credits	$15,567	2027
U.S. research and development tax credits	6,303	2035-2037
State research and development tax credits	20,486	Do not expire

Expiration of federal, state and foreign net operating losses

We have federal, state and foreign net operating losses (in thousands) which expire as follows:

U.S. net operating loss carryforwards	$—	—
State net operating loss carryforwards	37,138	2020-2037
Foreign net operating loss carryforwards	10,903	Do not expire

Net changes in the liability for unrecognized tax benefits

During fiscal 2017 and 2016, the aggregate changes in our total gross amount of unrecognized tax benefits are summarized as follows:

Years ended September 30,	2017	2016
	(in thousands)

Balance at beginning of year	$16,932	$12,619
Additions (reductions) for tax positions taken in prior years:	399	3,641
Recognition of benefits from expiration of statutes	(26)	(359)
Recognition of benefits from open years effectively settled	(5,359)	—
Additions for tax positions related to the current year	1,302	986
Additions for tax positions related to current year acquisitions	—	45
Balance at end of year	$13,248	$16,932